Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2016
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2016
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	519,832	(499,788)	20,044
Leasehold improvements	41,190	(41,190)	-
Mineral property	350,000	-	350,000
	$13,145,114	$(540,978)	$12,604,136

		Accumulated
	Cost	Depreciation	Net
December 31, 2015
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	519,832	(495,325)	24,507
Leasehold improvements	41,190	(41,190)	-
	$12,795,114	$(536,515)	$12,258,599